UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment           [  ]; Amendment Number:
This Amendment (Check only one.): [  ]  is a restatement.
                                  [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kingdon Family Partnership, L.P.
Address:   152 West 57th Street
           New York, New York 10019

13F File Number:  028-10842

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William Walsh
Title:    Chief Financial Officer
Phone:    (212) 333-0100

Signature, Place, and Date of Signing:

 /s/ William Walsh             New York, New York        August 14, 2012
---------------------       -----------------------   ----------------------
    (Signature)                 (City, State)                (Date)

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[X]          13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number                       Name
--------------------                      -----

    028-04575                              Kingdon Capital Management, L.L.C.